Subsequent Events (Details) - GRAF INDUSTRIAL CORP. - USD ($)				6 Months Ended	12 Months Ended
	Aug. 05, 2020	Jul. 23, 2020	Apr. 16, 2020	Jun. 30, 2020	Dec. 31, 2019
Number of shares redeemed			12,921,275
Amount withdrawn from Trust Account to pay for redemption of shares			$ 132,100,000
Amount Remaining In Trust Account To Consummate Business Combination			$ 117,100,000
Aggregate price per share				$ 11.50	$ 11.50
Debt Instrument Convertible Conversion Price Description				$0.75	$0.75 if the Company has not consummated a Business Combination within 15 months from the closing of the Initial Public Offering) per warrant
Working capital loans amount				$ 1,500,000	$ 1,500,000
Subsequent Event [Member]
Number of shares redeemed		1,105
Amount withdrawn from Trust Account to pay for redemption of shares		$ 11,000
Amount Remaining In Trust Account To Consummate Business Combination		$ 117,100,000
Aggregate price per share	$ 11.50
Debt Instrument Convertible Conversion Price Description	$0.75
Percentage of shares entitled	75.00%
Subsequent Event [Member] | Convertible Notes Payable [Member]
Working capital loans amount	$ 1,500,000